Angel Oak Mortgage Trust 2020-5 ABS-15G

Exhibit 99.20

Client:	XXXX

Loan Count:	2
Audit	Loan Number	2nd Appraisal Value	Appraisal Form Value	CDA Date	CDA Value	CDA Variance	CU Score	CU Score Date	Field Review Date	Field Review Value	Field Review Variance
XXXX	202005049		XXXX	XXXX	XXXX	0	2	XXXX
XXXX	202005050		XXXX				2.2	XXXX